Distribution Date:	06/17/26	Wells Fargo Commercial Mortgage Trust 2019-C52
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C52

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: WFCM 2019-C52 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002MAS8	1.987000%	26,626,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002MAT6	2.736000%	43,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95002MAU3	2.631000%	28,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002MAV1	2.833000%	47,444,000.00	29,979,488.35	800,259.56	70,776.58	0.00	0.00	871,036.14	29,179,228.79	34.52%	30.00%
A-4	95002MAW9	2.643000%	177,000,000.00	148,657,002.43	7,475,487.47	327,417.05	0.00	0.00	7,802,904.52	141,181,514.96	34.52%	30.00%
A-5	95002MAX7	2.892000%	306,623,000.00	306,623,000.00	0.00	738,961.43	0.00	0.00	738,961.43	306,623,000.00	34.52%	30.00%
A-S	95002MBA6	3.143000%	93,400,000.00	93,400,000.00	0.00	244,630.17	0.00	0.00	244,630.17	93,400,000.00	21.69%	19.63%
B	95002MBB4	3.375000%	45,012,000.00	45,012,000.00	0.00	126,596.25	0.00	0.00	126,596.25	45,012,000.00	15.51%	14.63%
C	95002MBC2	3.561000%	34,254,000.00	34,254,000.00	0.00	101,648.75	0.00	0.00	101,648.75	34,254,000.00	10.81%	10.82%
D-RR	95002MAA7	4.499878%	25,387,000.00	25,387,000.00	0.00	95,198.67	0.00	0.00	95,198.67	25,387,000.00	7.32%	8.00%
E-RR	95002MAE9	4.499878%	16,879,000.00	16,879,000.00	0.00	63,294.53	0.00	0.00	63,294.53	16,879,000.00	5.01%	6.13%
F-RR	95002MAG4	4.499878%	15,754,000.00	15,754,000.00	0.00	59,075.90	0.00	0.00	59,075.90	15,754,000.00	2.84%	4.38%
G-RR*	95002MAJ8	4.499878%	9,003,000.00	9,003,000.00	0.00	27,123.59	0.00	0.00	27,123.59	9,003,000.00	1.61%	3.38%
H-RR	95002MAL3	4.499878%	30,383,221.00	11,718,132.69	0.00	0.00	0.00	0.00	0.00	11,718,132.69	0.00%	0.00%
V	95002MAN9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002MAQ2	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,240,421.00	736,666,623.47	8,275,747.03	1,854,722.92	0.00	0.00	10,130,469.95	728,390,876.44

X-A	95002MAY5	1.687803%	630,168,000.00	485,259,490.78	0.00	682,518.63	0.00	0.00	682,518.63	476,983,743.75
X-B	95002MAZ2	1.213474%	172,666,000.00	172,666,000.00	0.00	174,604.76	0.00	0.00	174,604.76	172,666,000.00
Notional SubTotal			802,834,000.00	657,925,490.78	0.00	857,123.39	0.00	0.00	857,123.39	649,649,743.75

Deal Distribution Total					8,275,747.03	2,711,846.31	0.00	0.00	10,987,593.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002MAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002MAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95002MAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002MAV1	631.89209068	16.86745553	1.49179201	0.00000000	0.00000000	0.00000000	0.00000000	18.35924753	615.02463515
A-4	95002MAW9	839.87007023	42.23439249	1.84981384	0.00000000	0.00000000	0.00000000	0.00000000	44.08420633	797.63567774
A-5	95002MAX7	1,000.00000000	0.00000000	2.41000000	0.00000000	0.00000000	0.00000000	0.00000000	2.41000000	1,000.00000000
A-S	95002MBA6	1,000.00000000	0.00000000	2.61916670	0.00000000	0.00000000	0.00000000	0.00000000	2.61916670	1,000.00000000
B	95002MBB4	1,000.00000000	0.00000000	2.81250000	0.00000000	0.00000000	0.00000000	0.00000000	2.81250000	1,000.00000000
C	95002MBC2	1,000.00000000	0.00000000	2.96750015	0.00000000	0.00000000	0.00000000	0.00000000	2.96750015	1,000.00000000
D-RR	95002MAA7	1,000.00000000	0.00000000	3.74989837	0.00000000	0.00000000	0.00000000	0.00000000	3.74989837	1,000.00000000
E-RR	95002MAE9	1,000.00000000	0.00000000	3.74989810	0.00000000	0.00000000	0.00000000	0.00000000	3.74989810	1,000.00000000
F-RR	95002MAG4	1,000.00000000	0.00000000	3.74989844	0.00000000	0.00000000	0.00000000	0.00000000	3.74989844	1,000.00000000
G-RR	95002MAJ8	1,000.00000000	0.00000000	3.01272798	0.73717094	9.53933022	0.00000000	0.00000000	3.01272798	1,000.00000000
H-RR	95002MAL3	385.67776241	0.00000000	0.00000000	1.44625219	44.85878966	0.00000000	0.00000000	0.00000000	385.67776241
V	95002MAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002MAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002MAY5	770.04781388	0.00000000	1.08307409	0.00000000	0.00000000	0.00000000	0.00000000	1.08307409	756.91520952
X-B	95002MAZ2	1,000.00000000	0.00000000	1.01122838	0.00000000	0.00000000	0.00000000	0.00000000	1.01122838	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	70,776.58	0.00	70,776.58	0.00	0.00	0.00	70,776.58	0.00
A-4	05/01/26 - 05/30/26	30	0.00	327,417.05	0.00	327,417.05	0.00	0.00	0.00	327,417.05	0.00
A-5	05/01/26 - 05/30/26	30	0.00	738,961.43	0.00	738,961.43	0.00	0.00	0.00	738,961.43	0.00
X-A	05/01/26 - 05/30/26	30	0.00	682,518.63	0.00	682,518.63	0.00	0.00	0.00	682,518.63	0.00
X-B	05/01/26 - 05/30/26	30	0.00	174,604.76	0.00	174,604.76	0.00	0.00	0.00	174,604.76	0.00
A-S	05/01/26 - 05/30/26	30	0.00	244,630.17	0.00	244,630.17	0.00	0.00	0.00	244,630.17	0.00
B	05/01/26 - 05/30/26	30	0.00	126,596.25	0.00	126,596.25	0.00	0.00	0.00	126,596.25	0.00
C	05/01/26 - 05/30/26	30	0.00	101,648.75	0.00	101,648.75	0.00	0.00	0.00	101,648.75	0.00
D-RR	05/01/26 - 05/30/26	30	0.00	95,198.67	0.00	95,198.67	0.00	0.00	0.00	95,198.67	0.00
E-RR	05/01/26 - 05/30/26	30	0.00	63,294.53	0.00	63,294.53	0.00	0.00	0.00	63,294.53	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	59,075.90	0.00	59,075.90	0.00	0.00	0.00	59,075.90	0.00
G-RR	05/01/26 - 05/30/26	30	78,949.79	33,760.33	0.00	33,760.33	6,636.75	0.00	0.00	27,123.59	85,882.59
H-RR	05/01/26 - 05/30/26	30	1,314,085.03	43,941.80	0.00	43,941.80	43,941.80	0.00	0.00	0.00	1,362,954.52
Totals			1,393,034.82	2,762,424.85	0.00	2,762,424.85	50,578.55	0.00	0.00	2,711,846.31	1,448,837.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	10,987,593.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,773,312.03	Master Servicing Fee	4,548.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,657.94
Interest Adjustments	21.63	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.18
ARD Interest	0.00	Operating Advisor Fee	883.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	190.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,773,333.66	Total Fees	10,887.19

Principal		Expenses/Reimbursements
Scheduled Principal	8,275,768.66	Reimbursement for Interest on Advances	9.32
Unscheduled Principal Collections		ASER Amount	40,842.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,499.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	249.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(21.63)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,275,747.03	Total Expenses/Reimbursements	50,600.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,711,846.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,275,747.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,987,593.34
Total Funds Collected	11,049,080.69	Total Funds Distributed	11,049,080.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	736,666,623.47	736,666,623.47	Beginning Certificate Balance	736,666,623.47
(-) Scheduled Principal Collections	8,275,768.66	8,275,768.66	(-) Principal Distributions	8,275,747.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(21.63)	(21.63)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	728,390,876.44	728,390,876.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	737,738,901.32	737,738,901.32	Ending Certificate Balance	728,390,876.44
Ending Actual Collateral Balance	729,463,652.60	729,463,652.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP
1,000,000 or less	1	931,000.00	0.13%	38	5.5300	1.646100	Unknown	3	16,261,924.42	2.23%	37	4.5900	NAP
1,000,001 to 2,000,000	1	1,102,457.66	0.15%	36	4.7500	2.844300	1.40 or less	18	157,071,411.90	21.56%	37	4.6692	0.812748
2,000,001 to 3,000,000	2	4,206,850.44	0.58%	37	4.5046	1.740012	1.41 to 1.50	3	62,396,977.68	8.57%	37	4.6162	1.432229
3,000,001 to 4,000,000	8	28,912,078.12	3.97%	36	4.6953	1.528425	1.51 to 1.60	3	17,785,919.25	2.44%	38	4.7595	1.565058
4,000,001 to 5,000,000	6	27,256,116.81	3.74%	38	4.7487	1.957995	1.61 to 1.70	3	6,385,709.03	0.88%	36	5.2089	1.638293
5,000,001 to 6,000,000	4	21,283,028.29	2.92%	38	4.7404	0.871416	1.71 to 1.80	2	28,546,908.29	3.92%	36	4.6557	1.727234
6,000,001 to 7,000,000	4	26,091,253.64	3.58%	38	4.2893	2.041057	1.81 to 1.90	6	58,738,198.95	8.06%	37	4.4162	1.852307
7,000,001 to 8,000,000	4	30,390,720.53	4.17%	37	4.3143	1.548181	1.91 to 2.00	2	42,072,454.86	5.78%	38	4.3721	1.926418
8,000,001 to 9,000,000	7	59,553,300.03	8.18%	37	4.5328	1.439471	2.01 to 2.50	6	146,126,115.72	20.06%	37	3.9630	2.311478
9,000,001 to 10,000,000	1	9,707,613.29	1.33%	37	4.6830	1.157700	2.51 to 3.50	6	63,667,047.16	8.74%	37	3.9537	3.260914
10,000,001 to 15,000,000	2	22,500,341.58	3.09%	37	4.6727	1.019787	3.51 to 4.00	1	4,200,000.00	0.58%	36	4.7500	3.969700
15,000,001 to 20,000,000	6	104,362,098.73	14.33%	37	4.4945	1.949135	4.01 or greater	2	13,750,000.00	1.89%	37	3.8965	4.538682
20,000,001 to 30,000,000	6	157,559,809.34	21.63%	37	4.2442	1.864944	Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
30,000,001 or greater	3	123,145,998.80	16.91%	37	4.0427	2.219964
Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	111,388,209.18	15.29%	37	4.4014	NAP	Tennessee	2	16,635,683.28	2.28%	38	4.9702	1.396922
Alabama	1	6,336,120.27	0.87%	38	5.1500	(0.345200)	Texas	10	73,186,754.14	10.05%	37	4.2977	1.903688
Arizona	2	21,582,090.42	2.96%	35	4.6822	1.822649	Virginia	3	18,162,938.88	2.49%	37	4.0918	3.806005
California	25	159,436,067.68	21.89%	36	4.0424	2.161831	Washington	1	8,715,000.00	1.20%	35	4.3800	0.406200
Colorado	2	11,039,491.14	1.52%	37	4.8000	1.036800	West Virginia	1	6,407,866.96	0.88%	37	3.9500	1.761900
Connecticut	1	4,985,882.61	0.68%	38	3.9900	1.884700	Wyoming	1	4,200,000.00	0.58%	36	4.7500	3.969700
Delaware	1	5,398,516.90	0.74%	38	4.5500	0.705700	Totals	119	728,390,876.44	100.00%	37	4.3725	1.886711
Florida	3	45,968,272.96	6.31%	38	4.3186	1.912590
									Property Type³
Georgia	5	43,415,130.72	5.96%	37	4.5955	1.369289
Illinois	1	2,204,781.43	0.30%	37	4.3000	1.847900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	4,797,025.53	0.66%	38	4.9900	1.825500		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	3	910,713.24	0.13%	38	4.3000	1.016700	Defeased	12	111,388,209.18	15.29%	37	4.4014	NAP
Louisiana	9	7,030,563.79	0.97%	38	3.8090	2.280700	Industrial	14	71,503,789.57	9.82%	38	4.1138	1.839126
Maryland	1	4,250,000.00	0.58%	38	4.6570	1.836800	Lodging	10	88,363,307.82	12.13%	37	4.7566	1.295500
Massachusetts	1	5,062,360.35	0.70%	37	4.6600	0.664100	Mixed Use	2	10,704,781.43	1.47%	36	4.2047	1.485184
Michigan	4	36,449,882.75	5.00%	37	4.7719	1.436464	Multi-Family	3	39,281,639.52	5.39%	38	4.9409	1.281407
Minnesota	1	3,532,895.53	0.49%	37	4.6500	2.101800	Office	15	229,648,515.06	31.53%	37	4.1609	1.996451
Mississippi	8	8,904,778.58	1.22%	38	3.8090	2.280700	Other	1	2,002,069.01	0.27%	36	4.7300	1.621200
Nevada	1	6,825,334.45	0.94%	38	3.9900	1.884700	Retail	25	126,358,556.42	17.35%	36	4.5521	1.851532
New Jersey	2	43,066,518.47	5.91%	38	4.1833	1.719530	Self Storage	37	49,140,008.78	6.75%	37	4.0873	2.745930
New York	2	22,390,000.00	3.07%	37	4.9687	1.708180	Totals	119	728,390,876.44	100.00%	37	4.3725	1.886711
North Carolina	5	10,158,561.13	1.39%	37	4.5556	2.453737
Ohio	2	10,059,830.57	1.38%	37	4.8352	1.405224
Pennsylvania	2	18,484,279.54	2.54%	37	4.8714	1.347570
South Carolina	6	7,405,326.29	1.02%	38	4.1285	2.107608

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	18,000,000.00	2.47%	36	3.5700	3.461200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	7	133,604,281.69	18.34%	37	3.8526	2.472967	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	128,984,595.23	17.71%	37	4.1074	2.287072	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	61,085,690.41	8.39%	38	4.3998	1.482425	49 months or greater	55	617,002,667.26	84.71%	37	4.3672	1.813511
	4.501% to 4.750%	22	160,360,099.52	22.02%	37	4.6555	1.092608	Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
	4.751% to 5.000%	8	77,497,857.68	10.64%	36	4.8611	1.605892
	5.001% to 5.250%	3	33,086,502.71	4.54%	37	5.1379	1.021830
	5.251% to 5.500%	1	3,452,640.02	0.47%	35	5.4000	1.646100
	5.501% or greater	1	931,000.00	0.13%	38	5.5300	1.646100
	Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP
	81 months or less	55	617,002,667.26	84.71%	37	4.3672	1.813511	Interest Only	33	454,125,860.16	62.35%	37	4.2437	2.085951
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	162,876,807.10	22.36%	37	4.7117	1.053905
	Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	111,388,209.18	15.29%	37	4.4014	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	576,668,591.80	79.17%	37	4.3297	1.882744
	13 months to 24 months	1	5,322,151.04	0.73%	37	5.0000	1.267000
	25 months or greater	1	18,750,000.00	2.57%	37	5.1500	1.412200
	Unknown	3	16,261,924.42	2.23%	37	4.5900	NAP
	Totals	63	728,390,876.44	100.00%	37	4.3725	1.886711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	322150001	OF	Sunnyvale	CA	Actual/360	3.764%	161,244.81	0.00	0.00	07/06/29	06/06/34	--	49,750,000.00	49,750,000.00	06/06/26
2	300571969	RT	Norman	OK	Actual/360	4.000%	143,220.00	0.00	0.00	N/A	07/06/29	04/06/29	41,580,000.00	41,580,000.00	06/06/26
3	322150003	Various Various		CA	Actual/360	4.059%	133,766.05	0.00	0.00	N/A	05/06/29	--	38,270,810.35	38,270,810.35	06/06/26
4	322150004	LO	Atlanta	GA	Actual/360	4.590%	69,616.38	32,793.00	0.00	N/A	07/06/29	--	17,613,252.21	17,580,459.21	06/06/26
4A	322150104				Actual/360	4.590%	34,808.19	16,396.50	0.00	N/A	07/06/29	--	8,806,626.15	8,790,229.65	06/06/26
4B	322150204				Actual/360	4.590%	15,663.69	7,378.42	0.00	N/A	07/06/29	--	3,962,981.76	3,955,603.34	06/06/26
4C	322150304				Actual/360	4.590%	13,923.27	6,558.61	0.00	N/A	07/06/29	--	3,522,650.04	3,516,091.43	06/06/26
5	883101011	OF	Jacksonville	FL	Actual/360	4.420%	133,872.23	47,780.94	0.00	N/A	08/06/29	--	35,172,969.39	35,125,188.45	06/06/26
6	322150006	SS	Various	Various	Actual/360	3.809%	95,481.74	50,511.66	0.00	N/A	08/01/29	--	29,110,534.40	29,060,022.74	06/01/26
8	300571959	OF	Sugar Land	TX	Actual/360	4.690%	103,165.92	47,064.79	0.00	N/A	06/06/29	--	25,544,899.60	25,497,834.81	07/06/24
9	301741425	OF	Richardson	TX	Actual/360	4.040%	99,357.07	0.00	0.00	N/A	08/06/29	--	28,560,000.00	28,560,000.00	06/06/26
10	301741426	IN	Mahwah	NJ	Actual/360	4.250%	95,559.60	44,643.27	0.00	N/A	08/06/29	--	26,111,161.74	26,066,518.47	07/06/26
11	610947195	IN	Various	Various	Actual/360	3.990%	90,277.68	38,945.68	0.00	08/11/29	08/11/32	--	26,275,337.67	26,236,391.99	06/11/26
12	307331124	RT	Traverse City	MI	Actual/360	4.860%	92,800.77	35,575.68	0.00	N/A	06/06/29	--	22,174,617.01	22,139,041.33	06/06/26
14	307331144	IN	Various	Various	Actual/360	4.300%	26,856.62	92,221.82	0.00	N/A	08/06/29	--	7,253,100.93	7,160,879.11	06/06/26
16	28002235	IN	Various	Various	Actual/360	4.660%	74,118.65	34,203.22	0.00	N/A	06/06/29	--	18,470,658.15	18,436,454.93	06/06/26
17	307331116	MF	Brooklyn	NY	Actual/360	5.150%	83,151.04	0.00	0.00	N/A	07/06/29	--	18,750,000.00	18,750,000.00	06/06/26
18	883100997	OF	San Francisco	CA	Actual/360	3.570%	55,335.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	06/06/26
19	300571971	RT	Tucson	AZ	Actual/360	4.820%	74,710.00	0.00	0.00	N/A	05/06/29	--	18,000,000.00	18,000,000.00	06/06/26
20	28002252	MU	Atlanta	GA	Actual/360	4.673%	63,614.10	26,863.74	0.00	N/A	08/06/29	--	15,808,783.27	15,781,919.53	06/06/26
21	307331141	OF	Morristown	NJ	Actual/360	4.081%	59,742.02	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	06/06/26
22	28002256	MF	Auburn Hills	MI	Actual/360	4.610%	67,485.28	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	06/06/26
23	28002248	MF	Bethlehem	PA	Actual/360	4.750%	61,573.12	21,890.45	0.00	N/A	08/06/29	--	15,053,529.97	15,031,639.52	05/06/26
24	300571976	LO	Sacramento	CA	Actual/360	4.550%	44,988.57	21,522.13	0.00	N/A	07/06/29	--	11,482,372.57	11,460,850.44	06/06/26
26	28002241	LO	Colorado Springs	CO	Actual/360	4.800%	45,712.03	19,871.14	0.00	N/A	07/06/29	--	11,059,362.28	11,039,491.14	06/06/26
27	300571992	RT	Palm Springs	CA	Actual/360	4.683%	39,197.43	12,564.22	0.00	N/A	07/06/29	--	9,720,177.51	9,707,613.29	06/06/26
28	301741424	RT	Knoxville	TN	Actual/360	4.850%	36,128.36	15,321.59	0.00	N/A	08/06/29	--	8,650,622.43	8,635,300.84	06/06/26
29	300571968	LO	Sneads Ferry	NC	Actual/360	4.700%	34,514.60	15,585.81	0.00	N/A	07/06/29	--	8,527,972.91	8,512,387.10	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	28002257	OF	Southfield	MI	Actual/360	4.450%	30,267.29	18,834.72	0.00	N/A	08/06/29	--	7,898,676.14	7,879,841.42	06/06/26
32	28002233	RT	Lebanon	TN	Actual/360	5.100%	35,195.05	13,670.43	0.00	N/A	07/06/29	--	8,014,052.87	8,000,382.44	06/06/26
33	410948322	OF	Tacoma	WA	Actual/360	4.380%	32,870.08	0.00	0.00	N/A	05/11/29	--	8,715,000.00	8,715,000.00	06/11/26
34	310949794	MU	San Francisco	CA	Actual/360	4.180%	30,595.28	0.00	0.00	N/A	06/11/29	--	8,500,000.00	8,500,000.00	06/11/26
35	410949620	IN	Fairfield	CA	Actual/360	3.953%	28,593.37	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	06/11/26
36	301741419	OF	Burbank	CA	Actual/360	4.620%	31,826.67	0.00	0.00	N/A	07/06/29	--	8,000,000.00	8,000,000.00	06/06/26
37	301741420	OF	Pearland	TX	Actual/360	4.130%	24,752.38	12,709.26	0.00	N/A	08/06/29	--	6,959,975.67	6,947,266.41	06/06/26
38	410949357	MF	Sonoma	CA	Actual/360	4.300%	27,770.83	7,500,000.00	0.00	N/A	06/11/26	--	7,500,000.00	0.00	06/11/26
39	301741421	LO	Madison	AL	Actual/360	5.150%	28,171.36	16,330.84	0.00	N/A	08/06/29	--	6,352,451.11	6,336,120.27	05/06/26
40	883101013	RT	Princeton	WV	Actual/360	3.950%	21,840.80	13,274.96	0.00	N/A	07/06/29	--	6,421,141.92	6,407,866.96	06/06/26
41	410950333	OF	Leesburg	VA	Actual/360	3.850%	24,367.29	0.00	0.00	N/A	07/11/29	--	7,350,000.00	7,350,000.00	06/11/26
43	410950340	SS	Leesburg	VA	Actual/360	3.950%	21,768.89	0.00	0.00	N/A	07/11/29	--	6,400,000.00	6,400,000.00	06/11/26
44	28002229	IN	Apex	NC	Actual/360	4.800%	25,292.05	7,761.87	0.00	N/A	06/06/29	04/06/29	6,119,044.56	6,111,282.69	06/06/26
45	307331135	OF	Christiana	DE	Actual/360	4.550%	21,188.48	9,391.15	0.00	N/A	08/06/29	--	5,407,908.05	5,398,516.90	06/06/26
46	300571972	IN	Anaheim	CA	Actual/360	4.220%	21,803.33	0.00	0.00	N/A	07/06/29	04/06/29	6,000,000.00	6,000,000.00	06/06/26
47	300571967	LO	Dublin	OH	Actual/360	5.000%	22,954.66	9,254.64	0.00	N/A	07/06/29	--	5,331,405.68	5,322,151.04	06/06/26
48	28002249	OF	Marlborough	MA	Actual/360	4.660%	20,351.57	9,332.02	0.00	N/A	07/06/29	--	5,071,692.37	5,062,360.35	06/06/26
49	28002255	MF	Grand Rapids	MI	Actual/360	4.750%	22,496.53	0.00	0.00	N/A	08/06/29	--	5,500,000.00	5,500,000.00	06/06/26
50	410949391	OF	Houston	TX	Actual/360	4.730%	19,824.67	8,799.67	0.00	N/A	08/11/29	--	4,867,272.54	4,858,472.87	06/11/26
51	307331136	LO	Shelbyville	IN	Actual/360	4.990%	20,648.25	8,307.12	0.00	N/A	08/06/29	--	4,805,332.65	4,797,025.53	06/06/26
52	300571981	RT	Columbus	OH	Actual/360	4.650%	18,995.05	6,142.24	0.00	N/A	08/06/29	--	4,743,821.77	4,737,679.53	06/06/26
53	28002259	SS	Prince George	VA	Actual/360	4.700%	17,886.41	6,489.57	0.00	N/A	08/06/29	--	4,419,428.45	4,412,938.88	06/06/26
54	410948482	SS	Santa Rosa	CA	Actual/360	4.780%	16,348.36	7,207.21	0.00	N/A	06/11/29	--	3,971,796.71	3,964,589.50	06/11/26
55	883100994	LO	Pooler	GA	Actual/360	5.000%	15,542.42	9,594.95	0.00	N/A	06/06/29	--	3,609,853.25	3,600,258.30	06/06/26
56	28002266	RT	Elkton	MD	Actual/360	4.657%	17,043.33	0.00	0.00	08/06/29	10/06/33	--	4,250,000.00	4,250,000.00	06/06/26
57	28002238	SS	Cheyenne	WY	Actual/360	4.750%	17,179.17	0.00	0.00	N/A	06/06/29	--	4,200,000.00	4,200,000.00	06/06/26
58	300571957	LO	Shippensburg	PA	Actual/360	5.400%	16,117.40	8,815.93	(21.63)	N/A	05/06/29	--	3,461,455.95	3,452,640.02	06/06/26
59	28002250	RT	Hutchinson	MN	Actual/360	4.650%	14,164.74	4,604.44	0.00	N/A	07/06/29	--	3,537,499.97	3,532,895.53	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	410949109	IN	Rochester	NY	Actual/360	4.035%	12,647.48	0.00	0.00	06/11/29	06/11/39	--	3,640,000.00	3,640,000.00	06/11/26
61	307331125	RT	Peckville	PA	Actual/360	5.200%	13,484.18	7,803.78	0.00	N/A	06/06/29	--	3,011,355.81	3,003,552.03	06/06/26
62	301741422	MU	San Diego	CA	Actual/360	4.500%	13,465.62	0.00	0.00	N/A	08/06/29	05/06/29	3,475,000.00	3,475,000.00	06/06/26
63	28002258	RT	Spartanburg	SC	Actual/360	4.537%	12,697.30	0.00	0.00	08/06/29	03/06/33	--	3,250,000.00	3,250,000.00	06/06/26
64	883101010	MU	Chicago	IL	Actual/360	4.300%	8,179.80	4,315.70	0.00	N/A	07/06/29	--	2,209,097.13	2,204,781.43	06/06/26
65	600950173	98	Adelanto	CA	Actual/360	4.730%	8,169.49	3,670.58	0.00	N/A	06/11/29	--	2,005,739.59	2,002,069.01	06/11/26
66	300571966	SS	Villa Rica	GA	Actual/360	4.750%	4,516.49	1,743.28	0.00	N/A	06/06/29	--	1,104,200.94	1,102,457.66	06/06/26
67	28002268	RT	Houghton Lake	MI	Actual/360	5.530%	4,433.37	0.00	0.00	08/06/29	12/06/33	--	931,000.00	931,000.00	06/06/26
Totals							2,773,333.66	8,275,747.03	(21.63)				736,666,623.47	728,390,876.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,703,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	21,118,157.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	2,099,062.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,156,865.84	1,115,862.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,969,149.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,070,283.00	0.00	--	--	04/13/26	10,123,744.15	814,669.26	109,047.48	2,705,045.04	758,756.00	0.00
9	3,926,802.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,294,253.21	631,631.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,151,860.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,591,422.13	1,414,006.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,514,312.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,394,890.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	16,016,959.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,909,833.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,081,982.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	328,480.54	01/01/26	03/31/26	--	0.00	0.00	83,398.76	83,398.76	0.00	0.00
24	966,595.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,011,525.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,735,748.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,087,873.36	259,741.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,586,790.16	1,647,686.27	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	734,600.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	895,259.99	198,760.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	541,108.48	70,666.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	463,505.53	129,978.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	265,184.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	6,334.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	236,221.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,004,875.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	737,070.33	(91,544.99)	10/01/24	09/30/25	--	0.00	0.00	44,474.85	44,474.85	0.00	0.00
40	958,670.15	204,760.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,162,021.73	323,416.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,206,674.13	303,397.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	339,632.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	652,379.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	490,622.41	70,098.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	254,705.30	62,029.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	497,136.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	741,539.48	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	523,805.62	127,848.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	440,510.52	227,375.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	830,823.34	207,654.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	260,952.66	190,447.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	368,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	760,737.99	201,728.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	522,886.94	540,082.82	04/01/25	03/31/26	--	0.00	4,651.12	0.00	0.00	0.00	0.00
59	0.00	249,434.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	124,184.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	211,702.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	295,265.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	239,317.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	242,415.57	54,689.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
67	87,295.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	150,806,461.97	12,146,127.08				10,123,744.15	819,320.38	236,921.09	2,832,918.65	758,756.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	1	25,497,834.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.372463%	4.340356%	37
05/15/26	0	0.00	0	0.00	1	25,544,899.60	0	0.00	0	0.00	0	0.00	0	0.00	1	21,164,159.45	4.371883%	4.339943%	38
04/17/26	0	0.00	0	0.00	1	25,595,096.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.382054%	4.350571%	38
03/17/26	0	0.00	0	0.00	1	25,641,769.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.382210%	4.356650%	39
02/18/26	0	0.00	0	0.00	1	25,698,258.88	0	0.00	0	0.00	0	0.00	0	0.00	1	5,981,728.45	4.382404%	4.356834%	40
01/16/26	0	0.00	0	0.00	1	25,744,517.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384256%	4.358756%	41
12/17/25	1	26,479,631.23	0	0.00	1	25,790,590.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384408%	4.358900%	42
11/18/25	0	0.00	0	0.00	1	25,839,830.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384571%	4.359054%	43
10/20/25	0	0.00	0	0.00	1	25,885,519.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384721%	4.359197%	44
09/17/25	0	0.00	0	0.00	1	25,934,389.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384884%	4.359351%	45
08/15/25	0	0.00	0	0.00	1	25,979,698.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.385032%	4.359491%	46
07/17/25	1	26,674,702.06	0	0.00	1	26,024,825.09	1	0.00	0	0.00	0	0.00	0	0.00	1	2,433,138.73	4.385179%	4.359631%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	300571959	07/06/24	22	6	109,047.48	2,705,045.04	818,965.92		26,575,622.50	01/12/24	98
23	28002248	05/06/26	0	B	83,398.76	83,398.76	0.00		15,053,529.97
39	301741421	05/06/26	0	B	44,474.85	44,474.85	0.00		6,352,451.11
Totals					236,921.09	2,832,918.65	818,965.92		47,981,603.58
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		244,450,991	218,953,156	25,497,835		0
37 - 48 Months		395,882,494	395,882,494	0		0
49 - 60 Months		0	0	0		0
> 60 Months		88,057,392	88,057,392	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	728,390,876	702,893,042	0	0	25,497,835	0
May-26	736,666,623	711,121,724	0	0	25,544,900	0
Apr-26	758,687,802	733,092,706	0	0	25,595,096	0
Mar-26	759,487,979	733,846,210	0	0	25,641,770	0
Feb-26	760,446,238	734,747,979	0	0	25,698,259	0
Jan-26	767,232,172	741,487,655	0	0	25,744,518	0
Dec-25	768,033,254	715,763,033	26,479,631	0	25,790,590	0
Nov-25	768,884,560	743,044,730	0	0	25,839,830	0
Oct-25	769,679,241	743,793,722	0	0	25,885,519	0
Sep-25	770,525,838	744,591,449	0	0	25,934,390	0
Aug-25	771,314,140	745,334,442	0	0	25,979,699	0
Jul-25	772,099,379	719,399,852	26,674,702	0	26,024,825	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300571959	25,497,834.81	26,575,622.50	21,900,000.00	02/18/26	715,964.00	0.39710	12/31/25	06/06/29	275
18	883100997	18,000,000.00	18,000,000.00	217,000,000.00	04/29/19	15,660,528.26	3.46120	12/31/25	06/06/29	I/O
Totals		43,497,834.81	44,575,622.50	238,900,000.00		16,376,492.26

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300571959	OF	TX	01/12/24	98

The Lender's receivership order was granted on 4/1/2024. Since then, the receiver's leasing team has executed lease renewals or expansions for Comerica Bank, Wholesome Sweeteners, Karam Law Office, Thomas Kelly, MS Benbow, Pax

Equity, Leon Law Firm,Sovere ign Wealth, Universal Surgical and ProNet. In addition, they have executed five new leases for Applied Optoelectronics, David Peake Law Firm, Stewart Title, Majestic Title, The Mathis Group, Gary Greene and

Westpaq. The receiver is remitting any excess ca sh generated by the property to the trust and funds are being used to reduce exposure, including P&I advances. Given the challenging office submarket conditions, SS is actively marketing the property for sale through the receiver. The marketing process is nearing completion, and the receiver is working to finalize a purchase and sale agreement with a buyer that remains subject to lender and court approval.

18	883100997	OF	CA	03/24/26	13

Special servicer and the borrower parties have executed a pre-negotiation letter, and borrower parties have submitted a loan restructuring proposal for special servicer's consideration, which is currently being evaluated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	322150004	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4A	322150104	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4B	322150204	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4C	322150304	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
47	300571967	5,903,094.84	5.00000%	5,903,094.84	5.00000%	10	07/17/20	04/06/20	10/13/20
Totals		5,903,094.84		5,903,094.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	301741423 07/17/25	21,586,063.27	5,750,000.00	2,893,473.74	417,292.76	2,893,473.74	2,476,180.98	19,109,882.29	0.00	368,130.25	18,741,752.04	77.48%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		21,586,063.27	5,750,000.00	2,893,473.74	417,292.76	2,893,473.74	2,476,180.98	19,109,882.29	0.00	368,130.25	18,741,752.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	301741423	04/17/26	0.00	0.00	18,741,752.04	0.00	1,663.18	(166,318.43)	0.00	0.00	18,665,088.86
		08/15/25	0.00	0.00	18,906,407.29	0.00	75,000.00	(278,475.00)	0.00	0.00
		07/17/25	0.00	0.00	19,109,882.29	0.00	0.00	19,109,882.29	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,741,752.04	0.00	76,663.18	18,665,088.86	0.00	0.00	18,665,088.86

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,499.25	0.00	0.00	40,842.28	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.32	0.00	0.00	0.00
58	(21.63)	0.00	0.00	0.00	249.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(21.63)	0.00	9,499.25	0.00	249.33	40,842.28	0.00	0.00	9.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,578.55

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29